Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Current portion:
Customer advances*	191,357	378,957	59,467
Salary and welfare payable	117,506	600,775	94,275
Purchase of property and equipment	181,038	759,391	119,165
Accrued expenses	44,559	116,021	18,206
Other tax and surcharges payable	25,227	91,287	14,325
Deferred government grants	10,321	8,488	1,332
Purchase consideration payable**	—	148,038	23,230
Individual income tax payable*** (Note 7)	231,377	48,949	7,681
Others****	43,989	71,934	11,288

	845,374	2,223,840	348,969

Non-current portion:
Deferred government grants	7,020	6,975	1,095
Purchase consideration payable**	—	1,180,470	185,242
Others****	33,558	45,232	7,097

	40,578	1,232,677	193,434

*
The amount represents contract liabilities for
the
rendering of services. The increase in customer advances as compared to December 31, 2020 is a result of the increase in consideration received from the Group’s customers.

**
The amount represents
the
remaining
purchase consideration to acquire Camelot. RMB148,038 (US$23,230) will be settled by April 30, 2022 and RMB1,180,470 (US$185,242) will be settled by June 30, 2023
. A total of
 RMB921,496 (US$144,603) will be settled by

the Company’s
ordinary shares.

***	Represents IIT payable to the tax bureau on behalf of certain employees related to their exercise and vesting of share-based awards.
****
In July 2020, the Company received a reimbursement of US$7,469 (equivalent to RMB47,597) from the depository for the establishment and maintenance of the ADS program (“ADS Reimbursement”). As of December 31, 2020 and 2021, RMB10,083 and RMB9,836 (US$1,543) were included in the current portion, and RMB33,558 and RMB22,989 (US$3,607) were included in the non-current
portion of accrued expenses and other liabilities, respectively. The ADS Reimbursement will be released to the consolidated statements of comprehensive loss in equal amounts over the ADS program term.